Supplementary Financial Statement Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 1,108	$ 765	$ 2,602
Interest expenses on short-term and long-term loans	6,891	7,700	6,061
Financial costs related to Debentures	5,479	2,832	1,959
Bank charges, negative foreign exchange differences and other financial expenses	2,374	18,573	6,972
Financial expenses	15,852	29,870	17,594
Financial income:
Income from marketable securities and embedded derivative	832	138	865
Interest income from deposits, positive foreign exchange differences and other financial income	6,730	8,613	5,143
Financial income	7,562	8,751	6,008
Total	$ (8,290)	$ (21,119)	$ (11,586)